September 4, 2007
BY EDGAR
Jeff Foor, Esq.
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	VALIC Company I File Numbers 2-83631 and 811-03738 CIK No. 0000719423
Dear Mr. Foor:
     As counsel to VALIC Company I (the “Registrant”), I am transmitting for filing the definitive information statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.
     As we discussed, the manager-of-managers exemptive order (the “Order”) upon which the Registrant relies (see Investment Company Act Release no. 23386 (Notice) & no. 23429 (Order) provides that “[w]ithin 90 days of the hiring of any new sub-adviser, VALIC will furnish shareholders . . . with respect to the appropriate Portfolio with an information statement about the new sub-adviser or Investment Sub-Advisory Agreement that would be included in a proxy statement.” Although the Registrant’s Board of Directors approved a new investment sub-advisory agreement (“new sub-advisory agreement”) between VALIC and Putnam Investment Management, LLC (“Putnam”) on April 23-24, 2007, due to regulatory contingencies the effective date of Putnam’s change of control did not occur until August 3, 2007. The new sub-advisory agreement is also dated August 3, 2007. Based on these facts, it is our position that we will have complied with the Order if we provide shareholders with an information statement within 90 days of August 3, 2007.
     The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission’s comments and changes to the disclosure in the Information Statement made in response to the Commission’s comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission’s comments or responses to the Commission’s comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

     We intend to mail the Information Statement to shareholders on or about September 4, 2007. Please call me at (713) 831-3299 with any comments or questions you may have. You may also fax information to (713) 831-2258.

Sincerely,

/s/ MARK MATTHES

Mark Matthes
Senior Counsel